Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the six-months ended June 30, 2018 were as follows:

U.S. $ in millions
Goodwill as of January 1, 2018	$387.1
Translation differences	(0.4)
Goodwill as of June 30, 2018	$386.7

Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	June 30, 2018			December 31, 2017
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$303,424	$(230,184)	$73,240	$304,601	$(220,420)	$84,181
Patents	18,887	(14,304)	4,583	19,708	(14,279)	5,429
Trademarks and trade names	27,281	(18,914)	8,367	27,248	(18,245)	9,003
Customer relationships	106,106	(67,827)	38,279	106,203	(63,435)	42,768
Capitalized software development costs	19,541	(18,971)	570	19,541	(18,800)	741
	$475,239	$(350,200)	$125,039	$477,301	$(335,179)	$142,122

Schedule of Estimated Amortization Expense Relating to Intangible Assets

As of June 30, 2018, the estimated amortization expense relating to intangible assets currently subject to amortization for each of the following periods was as follows:

Remaining 6 months of 2018	$16,179
2019	31,973
2020	31,637
2021	31,068
2022	9,965
Thereafter	4,217
Total	125,039